Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	$ 4,664	$ 4,776
Company's maximum exposure to loss	4,677	4,809
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,371	3,575
Company's maximum exposure to loss	3,371	3,575
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	752	788
Company's maximum exposure to loss	765	821
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	541	413
Company's maximum exposure to loss	$ 541	$ 413